Interests in Joint Ventures - Summary of Amounts Due from Joint Ventures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure of joint ventures [line items]
Due from joint ventures	$ 30,346	$ 0
Investments in joint ventures reported in separate financial statements	98,092	0
Joint ventures [member]
Disclosure of joint ventures [line items]
Cost of investments in joint ventures	68,317	0
Share of post-acquisition losses and other comprehensive expense	(485)	0
Investments accounted for using equity method	67,746	0
Exchange realignment	(86)	$ 0
Investments in joint ventures reported in separate financial statements	$ 98,092